InfraCap Equity Income Fund ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
August 31, 2022

	Shares	Value
COMMON STOCKS - 68.67%
Aerospace & Defense - 0.28%
Raytheon Technologies Corp. (a)(b)	802	$71,980

Banks - 8.45%
Citigroup, Inc. (a)(b)	4,107	200,463
Citizens Financial Group, Inc.	1,027	37,671
JPMorgan Chase & Co. (a)	2,929	333,115
KeyCorp (a)(b)	17,867	316,067
Northwest Bancshares, Inc. (a)	10,298	144,893
The PNC Financial Services Group, Inc.	513	81,054
Truist Financial Corp.	2,000	93,680
U.S. Bancorp (a)(b)	21,551	982,941
		2,189,884
Beverages - 0.49%
The Coca-Cola Co. (b)	2,060	127,123

Biotechnology - 2.18%
AbbVie, Inc. (a)(b)	4,169	560,564
Gilead Sciences, Inc.	80	5,077
		565,641
Capital Markets - 3.19%
AllianceBernstein Holding LP (a)(b)	14,361	618,672
Blackstone, Inc. (a)(b)	2,212	207,795
		826,467
Chemicals - 3.68%
Dow, Inc. (a)(b)	18,714	954,414

Consumer Finance - 2.84%
Ally Financial, Inc. (a)(b)	11,841	393,121
OneMain Holdings, Inc. (a)	9,778	341,546
		734,667
Diversified Telecommunication Services - 6.65%
AT&T, Inc. (a)(b)	51,276	899,381
Lumen Technologies, Inc. (a)(b)	31,445	313,192
Verizon Communications, Inc. (a)(b)	12,200	510,082
		1,722,655
Electric Utilities - 4.84%
ALLETE, Inc. (b)	6,933	410,295
Duke Energy Corp.	513	54,845
Edison International (a)(b)	3,222	218,355
PPL Corp. (a)	5,847	170,030
The Southern Co. (a)(b)	5,213	401,766
		1,255,291
Food & Staples Retailing - 0.19%
Walgreens Boots Alliance, Inc. (a)	1,371	48,067

Food Products - 0.75%
The Kraft Heinz Co. (a)(b)	5,200	194,480

Gas Utilities - 0.87%
Northwest Natural Holding Co. (a)	4,750	226,148

Hotels, Restaurants & Leisure - 1.15%
Cracker Barrel Old Country Store, Inc.	632	68,218
Red Rock Resorts, Inc. (b)	6,037	230,734
		298,952
Industrial Conglomerates - 0.20%
3M Company (a)	421	52,351

Insurance - 3.44%
Mercury General Corp. (a)	5,472	174,557
Prudential Financial, Inc. (a)	7,490	717,167
		891,724
IT Services - 0.30%
International Business Machines Corp. (a)	613	78,740

Multiline Retail - 1.45%
Kohl's Corp.	13,214	375,542

Multi-Utilities - 0.32%
Consolidated Edison, Inc. (a)	277	27,074
Dominion Energy, Inc. (a)	666	54,479
		81,553
Oil, Gas & Consumable Fuels - 21.49%
Chevron Corp. (a)(b)	4,478	707,793
Devon Energy Corp. (a)(b)	5,116	361,292
Enbridge, Inc. (a)(b)(d)	18,167	748,844
Energy Transfer LP	5,000	58,550
EOG Resources, Inc. (a)(b)	3,500	424,550
Exxon Mobil Corp. (a)(b)	1,304	124,649
Kinder Morgan, Inc. (a)(b)	35,512	650,580
Magellan Midstream Partners LP (a)	3,158	163,047
Marathon Petroleum Corp. (a)(b)	1,981	199,586
MPLX LP (a)	9,577	312,402
ONEOK, Inc. (a)	2,739	167,709
Phillips 66 (a)(b)	3,692	330,286
Pioneer Natural Resources Co. (b)	2,010	508,972
Shell plc (a)(b)(d)	12,469	660,608
TC Energy Corp. (a)(b)(d)	2,966	142,961
Valero Energy Corp.	62	7,261
The Williams Company, Inc. (a)	52	1,770
		5,570,860
Pharmaceuticals - 2.63%
Bristol-Myers Squibb Co. (a)(b)	1,852	124,843
Johnson & Johnson (a)(b)	2,476	399,478
Merck & Company, Inc. (a)	410	34,998
Pfizer, Inc. (a)(b)	2,698	122,030
		681,349
Thrifts & Mortgage Finance - 0.71%
New York Community Bancorp, Inc. (a)	11,363	111,244
Provident Financial Services, Inc. (a)	3,162	73,453
		184,697
Tobacco - 0.39%
Altria Group, Inc. (a)	1,940	87,533
Philip Morris International, Inc.	142	13,559
		101,092
Trading Companies & Distributors - 0.25%
Triton International Ltd. (a)(d)	1,105	65,847

Wireless Telecommunication Services - 1.93%
Vodafone Group plc (a)(b)(d)	37,357	501,331

Total Common Stocks
(Cost $19,369,572)		17,800,855

Real Estate Investment Trusts (REITs) - 24.66%
Equity Real Estate Investment Trusts (REITs) - 13.20%
Boston Properties, Inc.	3,600	285,948
Global Net Lease, Inc. (a)	30,023	413,417
Healthcare Realty Trust, Inc.	11,027	268,177
Kilroy Realty Corp. (a)(b)	15,280	745,205
National Retail Properties, Inc. (a)(b)	7,054	316,725
Realty Income Corp. (a)(b)	3,119	212,965
Simon Property Group, Inc. (a)(b)	6,020	613,920
Spirit Realty Capital, Inc. (a)	3,079	125,777
VICI Properties, Inc. (a)	3,997	131,861
Vornado Realty Trust (a)	11,654	305,568
		3,419,563
Mortgage Real Estate Investment Trusts (REITs) - 11.46%
AGNC Investment Corp. (a)(b)	33,622	401,783
Annaly Capital Management, Inc. (a)(b)	125,213	807,624
BrightSpire Capital, Inc. (a)	33,377	280,367
KKR Real Estate Finance Trust, Inc. (b)	997	19,202
Rithm Capital Corp. (a)	71,941	678,403
Starwood Property Trust, Inc. (a)(b)	12,652	290,110
TPG RE Finance Trust, Inc. (a)	53,314	493,688
		2,971,177
Total Real Estate Investment Trusts (REITs)
(Cost $7,156,045)		6,390,740

PREFERRED STOCKS - 20.38% (a)
Babcock & Wilcox Enterprises, Inc., 7.750%, Series A (c)	22,538	530,635
Chimera Investment Corporation, 8.000%, Series B (c)(e)	11,210	248,526
Crestwood Equity Partners LP, 9.250% (c)	59,017	556,530
DCP Midstream LP, 7.950%, Series C (c)(e)	22,651	568,540
DigitalBridge Group, Inc., 7.125%, Series H (c)	16,873	401,240
Energy Transfer LP, 7.625%, Series D (c)(e)	22,423	488,597
Fortress Transportation and Infrastructure Investors LLC, 8.250%, Series A (c)(e)	21,585	500,988
Global Net Lease, Inc., 6.875%, Series B (c)	10,719	261,115
Rithm Capital Corp., 6.375%, Series C (c)(e)	12,123	236,762
New York Mortgage Trust, Inc. 8.000%, Series D (c)(e)	22,384	472,302
NuStar Energy LP, 9.000%, Series C (c)(e)	16,952	411,934
SCE Trust III, 5.750%, Series H (c)(e)	11,325	240,656
Textainer Group Holdings Ltd., 6.250%, Series B (c)(d)	16,533	365,710
Total Preferred Stocks
(Cost $5,560,709)		5,283,535

CONVERTIBLE PREFERRED STOCKS - 6.51%
EPR Properties, 9.000%, Series E (a)(c)	4,030	123,197
New York Community Capital Trust V, 6.000%, 11/1/2051 (a)(c)	8,020	371,727
RLJ Lodging Trust, 1.950%, Series A (a)(c)	20,218	519,805
RPT Realty, 7.250%, Series D (a)(c)	5,170	253,330
South Jersey Industries, Inc., 8.750%, 4/1/2024	764	51,990
UGI Corporation, 7.250%, 5/1/2024 (a)	4,029	366,639
Total Convertible Preferred Stocks
(Cost $1,788,035)		1,686,688

CLOSED-END FUNDS - 0.09%
Ares Capital Corp. (b)	1,248	24,511
Total Closed-End Funds
(Cost $22,402)		24,511

SHORT-TERM INVESTMENTS - 0.58%
Money Market Funds - 0.58%
First American Government Obligations Fund, Class X, 2.04% (f)	151,622	151,622
Total Short-Term Investments
(Cost $151,622)		151,622
Total Investments
(Cost $34,048,385) - 120.89%		31,337,951
Other Liabilities in Excess of Other Assets - (20.89)%		(5,416,307)
Net Assets - 100.00%		$25,921,644

ETF	- Exchange Traded Fund
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)
All or a portion of this security has been committed as collateral for open written option contracts and the Fund's borrowing. The total value of assets committed as collateral as of August 31, 2022 is $17,257,724.

(b)	Held in connection with a written call options contract. See the Schedule of Written Options for further information.
(c)	Perpetual Maturity.
(d)	Foreign security.
(e)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of August 31, 2022.
(f)	The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (REITs) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
                These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$17,800,855	$-	$-	$17,800,855
Real Estate Investment Trusts (REITs)	6,390,740	-	-	6,390,740
Preferred Stocks	5,283,535	-	-	5,283,535
Convertible Preferred Stocks	1,686,688	-	-	1,686,688
Closed-End Funds	24,511	-	-	24,511
Short-Term Investments	151,622	-	-	151,622
Total	$31,337,951	$-	$-	$31,337,951
Liabilities
Written Options	$-	$(145,294)	$-	$(145,294)
Total	$-	$(145,294)	$-	$(145,294)

As of August 31, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

InfraCap Equity Income Fund ETF
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
August 31, 2022

	Contracts (a)	Amount	Value

WRITTEN OPTIONS
Written Call Options
AbbVie, Inc.
Expiration: September 2022, Exercise Price: $145.00	(10)	$(134,460)	$(595)
Expiration: September 2022, Exercise Price: $150.00	(10)	(134,460)	(30)
Expiration: September 2022, Exercise Price: $150.00	(10)	(134,460)	(50)
Expiration: September 2022, Exercise Price: $150.00	(10)	(134,460)	(85)
Expiration: September 2022, Exercise Price: $150.00	(10)	(134,460)	(210)
Expiration: October 2022, Exercise Price: $145.00	(10)	(134,460)	(900)
AGNC Investment Corp.
Expiration: September 2022, Exercise Price: $13.00	(100)	(119,500)	(150)
Expiration: December 2022, Exercise Price: $13.00	(120)	(143,400)	(2,340)
Expiration: January 2023, Exercise Price: $13.00	(100)	(119,500)	(2,550)
Expiration: January 2023, Exercise Price: $14.00	(100)	(119,500)	(1,050)
ALLETE, Inc.
Expiration: October 2022, Exercise Price: $65.00	(40)	(236,720)	(1,400)
Expiration: October 2022, Exercise Price: $70.00	(20)	(118,360)	(200)
Expiration: January 2023, Exercise Price: $70.00	(10)	(59,180)	(525)
AllianceBernstein Holding LP
Expiration: September 2022, Exercise Price: $45.00	(30)	(129,240)	(525)
Expiration: September 2022, Exercise Price: $50.00	(10)	(43,080)	(25)
Expiration: October 2022, Exercise Price: $50.00	(30)	(129,240)	(300)
Expiration: January 2023, Exercise Price: $50.00	(40)	(172,320)	(1,700)
Expiration: January 2023, Exercise Price: $55.00	(20)	(86,160)	(350)
Ally Financial, Inc.
Expiration: September 2022, Exercise Price: $41.00	(30)	(99,600)	(150)
Expiration: September 2022, Exercise Price: $50.00	(50)	(166,000)	(250)
Expiration: December 2022, Exercise Price: $44.00	(30)	(99,600)	(825)
Expiration: December 2022, Exercise Price: $49.00	(10)	(33,200)	(100)
Annaly Capital Management, Inc.
Expiration: September 2022, Exercise Price: $7.00	(200)	(129,000)	(300)
Expiration: October 2022, Exercise Price: $7.00	(450)	(290,250)	(2,475)
Expiration: October 2022, Exercise Price: $8.00	(150)	(96,750)	(150)
Expiration: January 2023, Exercise Price: $7.00	(350)	(225,750)	(5,075)
Expiration: January 2023, Exercise Price: $8.00	(150)	(96,750)	(525)
Expiration: April 2023, Exercise Price: $8.00	(10)	(6,450)	(75)
Ares Capital Corp.
Expiration: October 2022, Exercise Price: $21.00	(50)	(98,200)	(500)
AT&T, Inc.
Expiration: September 2022, Exercise Price: $20.00	(200)	(350,800)	(300)
Expiration: September 2022, Exercise Price: $21.00	(100)	(175,400)	(50)
Expiration: September 2022, Exercise Price: $23.00	(30)	(52,620)	(30)
Expiration: October 2022, Exercise Price: $20.00	(100)	(175,400)	(850)
Expiration: October 2022, Exercise Price: $21.00	(100)	(175,400)	(450)
Blackstone, Inc.
Expiration: September 2022, Exercise Price: $120.00	(30)	(281,820)	(165)
Bristol-Myers Squibb Co.
Expiration: September 2022, Exercise Price: $73.00	(10)	(67,410)	(150)
Expiration: September 2022, Exercise Price: $77.00	(10)	(67,410)	(15)
Chevron Corp.
Expiration: September 2022, Exercise Price: $167.50	(10)	(158,060)	(105)
Expiration: September 2022, Exercise Price: $170.00	(10)	(158,060)	(370)
Expiration: September 2022, Exercise Price: $175.00	(10)	(158,060)	(425)
Expiration: September 2022, Exercise Price: $175.00	(10)	(158,060)	(835)
Citigroup, Inc.
Expiration: September 2022, Exercise Price: $55.00	(20)	(97,620)	(20)
Expiration: September 2022, Exercise Price: $56.00	(20)	(97,620)	(50)
The Coca-Cola Co.
Expiration: September 2022, Exercise Price: $63.00	(10)	(61,710)	(70)
Expiration: September 2022, Exercise Price: $64.00	(10)	(61,710)	(100)
Devon Energy Corp.
Expiration: September 2022, Exercise Price: $70.00	(30)	(211,860)	(9,060)
Expiration: September 2022, Exercise Price: $75.00	(10)	(70,620)	(160)
Expiration: September 2022, Exercise Price: $76.00	(10)	(70,620)	(505)
Dow, Inc.
Expiration: September 2022, Exercise Price: $60.00	(60)	(306,000)	(240)
Expiration: September 2022, Exercise Price: $62.50	(40)	(204,000)	(80)
Expiration: November 2022, Exercise Price: $60.00	(20)	(102,000)	(1,060)
Expiration: November 2022, Exercise Price: $62.50	(30)	(153,000)	(795)
Expiration: November 2022, Exercise Price: $65.00	(20)	(102,000)	(310)
Expiration: December 2022, Exercise Price: $67.50	(20)	(102,000)	(350)
Edison International
Expiration: September 2022, Exercise Price: $67.50	(10)	(67,770)	(1,625)
Expiration: October 2022, Exercise Price: $70.00	(20)	(135,540)	(2,650)
Enbridge, Inc. (b)
Expiration: September 2022, Exercise Price: $45.00	(30)	(123,660)	(150)
Expiration: September 2022, Exercise Price: $47.50	(60)	(247,320)	(150)
Expiration: October 2022, Exercise Price: $45.00	(30)	(123,660)	(750)
Expiration: October 2022, Exercise Price: $47.50	(20)	(82,440)	(200)
Expiration: January 2023, Exercise Price: $47.50	(20)	(82,440)	(650)
Expiration: January 2023, Exercise Price: $50.00	(20)	(82,440)	(400)
EOG Resources, Inc.
Expiration: September 2022, Exercise Price: $125.00	(10)	(121,300)	(475)
Expiration: September 2022, Exercise Price: $130.00	(10)	(121,300)	(1,525)
Expiration: September 2022, Exercise Price: $135.00	(10)	(121,300)	(1,375)
Exxon Mobil Corp.
Expiration: September 2022, Exercise Price: $101.00	(20)	(191,180)	(150)
Johnson & Johnson
Expiration: September 2022, Exercise Price: $175.00	(10)	(161,340)	(30)
Expiration: September 2022, Exercise Price: $175.00	(20)	(322,680)	(150)
Expiration: September 2022, Exercise Price: $175.00	(10)	(161,340)	(95)
Expiration: September 2022, Exercise Price: $175.00	(10)	(161,340)	(225)
KeyCorp
Expiration: September 2022, Exercise Price: $21.00	(20)	(35,380)	(100)
Expiration: December 2022, Exercise Price: $21.00	(20)	(35,380)	(450)
Kilroy Realty Corp.
Expiration: November 2022, Exercise Price: $55.00	(40)	(195,080)	(8,200)
Kinder Morgan, Inc.
Expiration: September 2022, Exercise Price: $19.00	(50)	(91,600)	(375)
Expiration: September 2022, Exercise Price: $19.00	(100)	(183,200)	(1,650)
Expiration: September 2022, Exercise Price: $19.50	(160)	(293,120)	(2,480)
Expiration: December 2022, Exercise Price: $20.00	(40)	(73,280)	(1,560)
Expiration: December 2022, Exercise Price: $21.00	(41)	(75,112)	(861)
Expiration: January 2023, Exercise Price: $21.00	(20)	(36,640)	(620)
KKR Real Estate Finance Trust, Inc.
Expiration: October 2022, Exercise Price: $22.50	(220)	(423,720)	(1,650)
The Kraft Heinz Co.
Expiration: September 2022, Exercise Price: $40.00	(50)	(187,000)	(450)
Lumen Technologies, Inc.
Expiration: September 2022, Exercise Price: $11.00	(100)	(99,600)	(300)
Expiration: September 2022, Exercise Price: $11.00	(100)	(99,600)	(700)
Expiration: September 2022, Exercise Price: $11.50	(100)	(99,600)	(100)
Marathon Petroleum Corp.
Expiration: September 2022, Exercise Price: $100.00	(20)	(201,500)	(8,150)
Expiration: September 2022, Exercise Price: $103.00	(10)	(100,750)	(3,375)
National Retail Properties, Inc.
Expiration: September 2022, Exercise Price: $50.00	(40)	(179,600)	(300)
Expiration: December 2022, Exercise Price: $50.00	(30)	(134,700)	(1,650)
Expiration: March 2023, Exercise Price: $50.00	(10)	(44,900)	(1,050)
Pfizer, Inc.
Expiration: September 2022, Exercise Price: $52.50	(10)	(45,230)	(5)
Phillips 66
Expiration: September 2022, Exercise Price: $98.00	(20)	(178,920)	(400)
Expiration: September 2022, Exercise Price: $98.00	(10)	(89,460)	(200)
Expiration: September 2022, Exercise Price: $98.00	(10)	(89,460)	(1,075)
Pioneer Natural Resources Co.
Expiration: September 2022, Exercise Price: $265.00	(20)	(506,440)	(500)
Raytheon Technologies Corp.
Expiration: September 2022, Exercise Price: $96.00	(8)	(71,800)	(224)
Realty Income Corp.
Expiration: September 2022, Exercise Price: $75.00	(10)	(68,280)	(25)
Expiration: October 2022, Exercise Price: $77.50	(10)	(68,280)	(100)
Expiration: December 2022, Exercise Price: $77.50	(10)	(68,280)	(375)
Expiration: December 2022, Exercise Price: $80.00	(10)	(68,280)	(225)
Red Rock Resorts, Inc.
Expiration: September 2022, Exercise Price: $45.00	(20)	(76,440)	(150)
Expiration: October 2022, Exercise Price: $45.00	(10)	(38,220)	(650)
Shell plc (b)
Expiration: September 2022, Exercise Price: $55.00	(40)	(211,920)	(2,600)
Expiration: October 2022, Exercise Price: $60.00	(50)	(264,900)	(2,250)
Expiration: January 2023, Exercise Price: $60.00	(30)	(158,940)	(5,250)
Simon Property Group, Inc.
Expiration: September 2022, Exercise Price: $120.00	(40)	(407,920)	(220)
The Southern Co.
Expiration: September 2022, Exercise Price: $81.00	(20)	(154,140)	(50)
Expiration: September 2022, Exercise Price: $82.00	(10)	(77,070)	(50)
Expiration: September 2022, Exercise Price: $83.00	(10)	(77,070)	(125)
Expiration: September 2022, Exercise Price: $84.00	(10)	(77,070)	(125)
Starwood Property Trust, Inc.
Expiration: September 2022, Exercise Price: $25.00	(110)	(252,230)	(275)
Expiration: October 2022, Exercise Price: $25.00	(20)	(45,860)	(150)
TC Energy Corp.
Expiration: November 2022, Exercise Price: $55.00	(10)	(48,200)	(425)
Expiration: December 2022, Exercise Price: $60.00	(20)	(96,400)	(1,700)
US Bancorp
Expiration: September 2022, Exercise Price: $51.00	(20)	(91,220)	(100)
Expiration: September 2022, Exercise Price: $52.00	(10)	(45,610)	(50)
Expiration: September 2022, Exercise Price: $52.50	(30)	(136,830)	(150)
Expiration: September 2022, Exercise Price: $53.00	(10)	(45,610)	(50)
Expiration: September 2022, Exercise Price: $53.00	(10)	(45,610)	(75)
Expiration: October 2022, Exercise Price: $52.50	(60)	(273,660)	(750)
Expiration: October 2022, Exercise Price: $55.00	(10)	(45,610)	(75)
Expiration: December 2022, Exercise Price: $55.00	(80)	(364,880)	(2,000)
Verizon Communications, Inc.
Expiration: September 2022, Exercise Price: $48.00	(130)	(543,530)	(520)
Expiration: September 2022, Exercise Price: $50.00	(59)	(246,679)	(30)
Vodafone Group plc (b)
Expiration: September 2022, Exercise Price: $16.00	(50)	(67,100)	(150)
Expiration: September 2022, Exercise Price: $18.00	(10)	(13,420)	(80)
Expiration: October 2022, Exercise Price: $16.00	(100)	(134,200)	(450)
Expiration: October 2022, Exercise Price: $17.00	(100)	(134,200)	(450)
Expiration: January 2023, Exercise Price: $17.00	(168)	(225,456)	(2,184)
			(108,244)

Written Put Options
Chevron Corp.
Expiration: September 2022, Exercise Price: $160.00	(10)	(158,060)	(2,890)
The Coca-Cola Co.
Expiration: September 2022, Exercise Price: $62.00	(10)	(61,710)	(545)
Expiration: September 2022, Exercise Price: $62.00	(20)	(123,420)	(1,680)
Consolidated Edison, Inc.
Expiration: September 2022, Exercise Price: $90.00	(10)	(97,740)	(200)
Devon Energy Corp.
Expiration: September 2022, Exercise Price: $68.00	(10)	(70,620)	(355)
Expiration: September 2022, Exercise Price: $68.00	(10)	(70,620)	(1,855)
Dominion Energy, Inc.
Expiration: September 2022, Exercise Price: $80.00	(20)	(163,600)	(1,800)
Duke Energy Corp.
Expiration: September 2022, Exercise Price: $110.00	(10)	(106,910)	(3,550)
Edison International
Expiration: September 2022, Exercise Price: $65.00	(20)	(135,540)	(1,100)
Expiration: September 2022, Exercise Price: $67.50	(10)	(67,770)	(1,225)
Exxon Mobil Corp.
Expiration: September 2022, Exercise Price: $94.00	(10)	(95,590)	(620)
Expiration: September 2022, Exercise Price: $96.00	(20)	(191,180)	(4,760)
Kinder Morgan, Inc.
Expiration: September 2022, Exercise Price: $18.00	(10)	(18,320)	(45)
Expiration: September 2022, Exercise Price: $18.00	(110)	(201,520)	(1,815)
Expiration: September 2022, Exercise Price: $18.00	(10)	(18,320)	(270)
The Kraft Heinz Co.
Expiration: September 2022, Exercise Price: $37.00	(20)	(74,800)	(270)
Expiration: September 2022, Exercise Price: $37.00	(20)	(74,800)	(710)
Realty Income Corp.
Expiration: September 2022, Exercise Price: $72.50	(10)	(68,280)	(4,250)
The Southern Co.
Expiration: September 2022, Exercise Price: $77.50	(40)	(308,280)	(3,100)
Expiration: September 2022, Exercise Price: $77.50	(30)	(231,210)	(3,375)
Valero Energy Corp.
Expiration: September 2022, Exercise Price: $113.00	(10)	(117,120)	(515)
Expiration: September 2022, Exercise Price: $114.00	(10)	(117,120)	(2,120)
			(37,050)
Total Written Options
(Premiums received $182,145)			$(145,294)

plc - Public Limited Company
(a) 100 shares per contract.
(b) Foreign security.